Segment and Geographic Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 Customer_Focused_Area Segment	Dec. 31, 2016	Dec. 31, 2015
Operating Segments [Abstract]
Number of customer focused areas | Customer_Focused_Area	2
Number of segments | Segment	1
Revenue | Customer concentration risk | Top two customers
Disclosure of major customers [line items]
Concentration risk percentage	31.00%	30.00%
Revenue | Customer concentration risk | Cisco Systems
Disclosure of major customers [line items]
Concentration risk percentage	18.00%	19.00%
Revenue | Customer concentration risk | Juniper Networks
Disclosure of major customers [line items]
Concentration risk percentage	13.00%	11.00%
Revenue | Customer concentration risk | Top three customers
Disclosure of major customers [line items]
Concentration risk percentage			38.00%